Related Parties and Parties-In-Interest Transactions (Details) - EBP 016 - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 5,432,894	$ 4,878,053
Kimberly-Clark Corporation stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held (in shares)	1.2	1.2
Investments at fair value	$ 126,000	$ 162,600
Number of shares acquired (in shares)	0.2	0.3
Number of shares sold (in shares)	0.2	0.4